ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2022
Credit Loss [Abstract]
SCHEDULE OF ACCOUNT RECEIVABLES

The gross and realizable value of accounts receivable are detailed as follows:

	December 31,
	2022	2021
	(in thousands)
Accounts receivable	$44,925	$48,050
Allowance for credit losses	(14,067)	(15,737)
Total	$30,858	$32,313

SCHEDULE OF CHANGES IN ALLOWANCES FOR CREDIT LOSSES

Changes in allowances for credit losses consisted of:

Allowance for
Accounts Receivable
(in thousands)
Balance at December 31, 2020	$(13,532)
Current period provision for expected credit losses	(2,794)
Foreign currency exchange adjustments	589
Balance at December 31, 2021	$(15,737)
Current period provision for expected credit losses	(150)
Foreign currency exchange adjustments	1,820
Balance at December 31, 2022	$(14,067)